SHARE CAPITAL (Disclosure of fair value of warrants granted) (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [line items]
Risk-free interest rate	0.88%
Annualized volatility	100.00%
Expected dividend yield	0.00%
Expected life	2 years